N-2 - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001378701
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		GDL Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective (Unaudited)

The Fund’s primary investment objective is to achieve absolute returns in various market conditions without excessive risk of capital. The Fund will seek to achieve its objective by investing primarily in merger arbitrage transactions and, to a lesser extent, in corporate reorganizations involving stubs, spin-offs, and liquidations.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

7. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of the Fund’s common shares on the open market when its shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV per share. During the six months ended June 30, 2025 and the year ended December 31, 2024, the Fund repurchased and retired 307,637 and 460,998 common shares in the open market at investments of $2,567,804 and $3,652,383, and an average discounts of approximately 20.18% and 22.53%, respectively, from its NAV.

As of June 30, 2025, the Fund has an effective shelf registration authorizing an additional $200 million of common or preferred shares.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders.

The Series C Preferred shares (Series C Preferred) paid distributions at an annualized rate of 4.00% on the $50 per share liquidation preference for the quarterly dividend periods ended on or prior to March 26, 2019 (Year 1). On February 22, 2019, the Fund’s Board announced a reset fixed dividend rate of 4.00% that will apply for the next eight quarterly dividend periods (Year 2 and Year 3). On March 1, 2021, the Board continued the 4.00% dividend rate for Series C Preferred through the mandatory redemption date of March 26, 2025. On March 26, 2020, 1,935,093 Series C Preferred were put back to the Fund at the liquidation value of $96,754,650, plus accumulated and unpaid dividends. On March 26, 2025, the Fund redeemed all outstanding Series C Preferred at the liquidation preference of $50 per share. On March 28, 2022, the Fund issued 3,500,000 shares of Series E Cumulative Term Preferred Shares (Series E Preferred), receiving $34,750,000 after the deduction of offering expenses of $250,000. The Series E Preferred has a liquidation value of $10 per share, and paid dividends at the rate of 4.00% per annum of the $10 per share liquidation preference for the dividend period beginning with the date of original issuance and ending on June 26, 2022 and the three dividend periods thereafter, and 4.25% per annum of the $10 per share liquidation preference for all subsequent dividend periods. The Board of Trustees increased the dividend rate on Series E Preferred to an annual rate of 5.20% effective January 19, 2023. Series E Preferred were callable at the Fund’s option on March 26, 2024 and had a mandatory redemption date of March 26, 2025. On February 28, 2025 the Board approved a change in the redemption date to June 26, 2026, and added March 26, 2025 as a mandatory put date of which shareholders could opt, and added December 26, 2025 as a put date. On March 27, 2023, 667,500 shares of Series E Preferred were put back to the Fund at their liquidation preference of $10 per share plus accrued and unpaid dividends. On March 27, 2024, 1,545,500 shares of Series E Preferred were put back to the Fund at their liquidation preference of $10 per share plus accrued and unpaid dividends. On March 26, 2025, 300,000 shares of Series E Preferred were put back to the Fund their liquidation preference of $10 per share plus accrued and unpaid dividends. At June 30, 2025, there were 987,000 Series E Preferred outstanding and accrued distributions amounted to $7,128. On March 26, 2025, April 1, 2025, and June 23, 2025, the Fund issued 255,000, 40,000, and 50,000 Series G Preferred, receiving total net proceeds of $3,400,000 after deduction of estimated offering expenses of $50,000. At June 30, 2025, there were 345,000 Series G Preferred outstanding and accrued distributions amounted to $41,051.

Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the respective redemption prices per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Document Period End Date		Jun. 30, 2025
Common Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]	11,194,350
Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 10.41	$ 10.41
Series C Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 34,447	$ 34,447	$ 34,447	$ 34,447	$ 34,447
Senior Securities Coverage per Unit			$ 174.67	$ 147.05	$ 142.95	$ 261.43	$ 269.83
Preferred Stock Liquidating Preference			50.00	50.00	50.00	50.00	50.00
Senior Securities Average Market Value per Unit			$ 49.67	$ 49.13	$ 50.21	$ 51.51	$ 51.15
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]			689,000	689,000	689,000	689,000	689,000
Series E Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 9,870	$ 9,870	$ 12,870	$ 28,325	$ 35,000
Senior Securities Coverage per Unit	$ 97.46	$ 97.46	$ 34.93	$ 29.41	$ 29.57
Preferred Stock Liquidating Preference	$ 10.00	10.00	10.00	10.00	10.00
Senior Securities Average Market Value per Unit		$ 100.00	$ 100.00	$ 100.00	$ 100.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]		987,000	1,287,000	2,833,000	3,500,000
Series G Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 3,450	$ 3,450
Senior Securities Coverage per Unit	$ 97.46	$ 97.46
Preferred Stock Liquidating Preference	$ 10.00	10.00
Senior Securities Average Market Value per Unit		$ 8.21
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]		345,000
Cumulative Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Preferred Stock Restrictions, Other [Text Block]

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders.

The Series C Preferred shares (Series C Preferred) paid distributions at an annualized rate of 4.00% on the $50 per share liquidation preference for the quarterly dividend periods ended on or prior to March 26, 2019 (Year 1). On February 22, 2019, the Fund’s Board announced a reset fixed dividend rate of 4.00% that will apply for the next eight quarterly dividend periods (Year 2 and Year 3). On March 1, 2021, the Board continued the 4.00% dividend rate for Series C Preferred through the mandatory redemption date of March 26, 2025. On March 26, 2020, 1,935,093 Series C Preferred were put back to the Fund at the liquidation value of $96,754,650, plus accumulated and unpaid dividends. On March 26, 2025, the Fund redeemed all outstanding Series C Preferred at the liquidation preference of $50 per share. On March 28, 2022, the Fund issued 3,500,000 shares of Series E Cumulative Term Preferred Shares (Series E Preferred), receiving $34,750,000 after the deduction of offering expenses of $250,000. The Series E Preferred has a liquidation value of $10 per share, and paid dividends at the rate of 4.00% per annum of the $10 per share liquidation preference for the dividend period beginning with the date of original issuance and ending on June 26, 2022 and the three dividend periods thereafter, and 4.25% per annum of the $10 per share liquidation preference for all subsequent dividend periods. The Board of Trustees increased the dividend rate on Series E Preferred to an annual rate of 5.20% effective January 19, 2023. Series E Preferred were callable at the Fund’s option on March 26, 2024 and had a mandatory redemption date of March 26, 2025. On February 28, 2025 the Board approved a change in the redemption date to June 26, 2026, and added March 26, 2025 as a mandatory put date of which shareholders could opt, and added December 26, 2025 as a put date. On March 27, 2023, 667,500 shares of Series E Preferred were put back to the Fund at their liquidation preference of $10 per share plus accrued and unpaid dividends. On March 27, 2024, 1,545,500 shares of Series E Preferred were put back to the Fund at their liquidation preference of $10 per share plus accrued and unpaid dividends. On March 26, 2025, 300,000 shares of Series E Preferred were put back to the Fund their liquidation preference of $10 per share plus accrued and unpaid dividends. At June 30, 2025, there were 987,000 Series E Preferred outstanding and accrued distributions amounted to $7,128. On March 26, 2025, April 1, 2025, and June 23, 2025, the Fund issued 255,000, 40,000, and 50,000 Series G Preferred, receiving total net proceeds of $3,400,000 after deduction of estimated offering expenses of $50,000. At June 30, 2025, there were 345,000 Series G Preferred outstanding and accrued distributions amounted to $41,051.

Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the respective redemption prices per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.